MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND       Two World Trade Center,
LETTER TO THE SHAREHOLDERS January 31, 2001             New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, the U.S. economy softened as a result of the interest-rate increases that the Federal Reserve Board instituted in 1999 and early 2000. Consumer confidence peaked by mid October 2000, which in turn led to declining retail sales starting in November. With the economy continuing to weaken, the Fed cut interest rates a total of 100 basis points in January in an attempt to boost growth.

Amid a decelerating economy, the U.S. stock market continued to experience increased volatility. Concerns about a slowdown in capital spending on technology led to additional declines of more than 20 percent in the Nasdaq and the technology portion of the Standard and Poor's 500 Index (S&P 500). This contrasted sharply with the double-digit gains made by such value-oriented sectors as basic materials, financial services, transportation and utilities. Steady growth sectors, which include consumer staples and health care, posted more modest gains. The positive performance enjoyed by these groups was likely the result of anticipation that the economy would achieve a soft landing. This would normally be positive for technology as well, which is both a cyclical and a growth industry. However, the still-high valuations for many technology companies, as well as the absence of significant new product cycles, continued to hinder the group.

PERFORMANCE

For the six-month period ended January 31, 2001, the Fund's Class A, B, C and D shares posted total returns of -9.19 percent, -9.58 percent, -9.58 percent and -9.07 percent, respectively. For the same period the Standard and Poor's 500 Index (S&P 500)* returned -3.98 percent. The performance of the Fund's four share classes varies because each has different

------------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
LETTER TO THE SHAREHOLDERS January 31, 2001, continued


expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to its benchmark can be attributed primarily to its underweighting in value stocks, which generally outperformed growth issues during the period. Also hurting the Fund's performance was its exposure to certain areas of technology that have not performed well recently but that the Fund's manager believes to be attractively valued.

PORTFOLIO STRATEGY

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that the Fund's manager believes will benefit from the development of a modern, worldwide economy in the new millennium. The Fund's investment process focuses on those industries and companies we believe are best positioned to benefit from worldwide economic, social and demographic trends.

The Fund ended the period with overweightings in consumer cyclicals, consumer staples, media, healthcare, interest-sensitive stocks and technology. The Fund is also focusing on companies that are taking advantage of a new demographic trend, namely growth in the 20- to 30-year-old age group. We are looking for names within the retailing, media and consumer goods groups that may benefit from this age group's spending. Within consumer staples and healthcare, we are focusing on steady growers that we believe should enjoy strong earnings growth during a weak economic environment.

Within the media sector, the Fund's largest overweighting is in cable stocks, which are expected to have healthy results this year due to increased demand for such digital services as video on demand and now-profitable cable modems. During the period, the Fund added exposure to radio stocks. These companies generally derive 75 percent of their advertising revenue from local sources, which tend to be less vulnerable to economic downturns than national advertising. Finally, the Fund is overweighted in advertising companies. These companies generate a significant portion of their revenue from marketing services, which tend to be countercyclical.

The Fund is taking a balanced approach within the technology sector, with some exposure to e-business software companies that continue to enjoy strong growth. Other investments include semiconductor capital equipment companies, which the Fund's manager believes to be attractively valued relative to other technology subgroups.

LOOKING AHEAD

We expect the global economy to slow through at least mid 2001 with a concurrent slowdown in earnings growth. We are taking a balanced approach by maintaining the Fund's exposure to steady growth sectors

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
LETTER TO THE SHAREHOLDERS January 31, 2001, continued


such as healthcare and consumer staples, which we believe are likely to enjoy the best earnings growth in the near term. In addition, we are maintaining the Fund's exposure to cyclical sectors that we would expect to benefit from a rebound. These include sectors that are dependent on the consumer, such as retailing, media and technology.

We are concerned that the energy crisis in California could potentially impact the earnings of many of our companies, but the outcome of that situation remains to be seen. Further, should oil and natural gas prices remain unusually high in the face of an economic slowdown, it could prolong the downturn.

We appreciate your ongoing support of Morgan Stanley Dean Witter 21st Century Trend Fund and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ CHARLES A. FIUMEFREDDO          /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO              MITCHELL M. MERIN
Chairman of the Board               President

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FUND PERFORMANCE January 31, 2001


                          Average Annual Total Returns
--------------------------------------------------------------------------------
                                Class A Shares*
--------------------------------------------------------------------------------
Period Ended 1/31/01
--------------------
Since Inception (2/25/00)       (23.90)%(1)         (27.90)%(2)


                                Class B Shares**
--------------------------------------------------------------------------------
Period Ended 1/31/01
--------------------
Since Inception (2/25/00)       (24.50)%(1)         (28.28)%(2)



                                Class C Shares+
--------------------------------------------------------------------------------
Period Ended 1/31/01
--------------------
Since Inception (2/25/00)       (24.50)%(1)         (25.26)%(2)


                                Class D Shares#
--------------------------------------------------------------------------------
Period Ended 1/31/01
--------------------
Since Inception (2/25/00)       (23.80)%(1)


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost.


---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited)


    NUMBER OF
      SHARES                                                          VALUE
--------------------------------------------------------------------------------

                    COMMON STOCKS (94.3%)
                    Advertising/Marketing Services (2.3%)
      68,700        Interpublic Group of Companies,
                      Inc. ....................................   $  2,830,440
      29,000        Omnicom Group, Inc. .......................      2,647,700
      82,000        WPP Group PLC (ADR)
                      (United Kingdom) ........................      5,222,375
                                                                  ------------
                                                                    10,700,515
                                                                  ------------
                    Air Freight/Couriers (0.6%)
      42,000        United Parcel Service, Inc. (Class B)            2,599,800
                                                                  ------------
                    Airlines (0.5%)
      60,000        AMR Corp.* ................................      2,345,400
                                                                  ------------
                    Apparel/Footwear (1.3%)
      86,000        Jones Apparel Group, Inc.* ................      3,439,140
      45,000        Nike, Inc. (Class B) ......................      2,475,900
                                                                  ------------
                                                                     5,915,040
                                                                  ------------
                    Apparel/Footwear Retail (3.1%)
      16,000        American Eagle Outfitters, Inc. ...........        926,000
      45,200        Ann Taylor Stores Corp.* ..................      1,326,620
      76,000        Factory 2-U Stores, Inc. ..................      3,353,500
      94,000        Gap, Inc. (The) ...........................      3,064,400
      10,600        Hot Topic, Inc.* ..........................        281,562
    238,900         Limited, Inc. (The) .......................      4,935,674
     13,900         Pacific Sunwear of California, Inc.* ......        486,500
                                                                  ------------
                                                                    14,374,256
                                                                  ------------
                    Beverages: Alcoholic (1.1%)
     85,000         Anheuser-Busch Companies, Inc. ............      3,685,600
     45,500         Interbrew (Belgium) .......................      1,272,293
                                                                  ------------
                                                                     4,957,893
                                                                  ------------
                    Beverages: Non-Alcoholic (1.3%)
     42,000         Coca-Cola Co. .............................      2,436,000
     85,000         PepsiCo, Inc. .............................      3,745,950
                                                                  ------------
                                                                     6,181,950
                                                                  ------------
                    Biotechnology (4.0%)
     27,000         CuraGen Corp. .............................      1,101,937
     17,800         Genentech, Inc.* ..........................      1,054,650
     66,376         Genzyme Corp. (General Division)* .........      5,745,672
     33,000         IDEC Pharmaceuticals Corp.* ...............      1,940,812
     68,800         Invitrogen Corp.* .........................      5,125,600


    NUMBER OF
      SHARES                                                          VALUE
--------------------------------------------------------------------------------

     32,000         Medarex, Inc.* ............................   $  1,044,000
     40,400         Myriad Genetics, Inc.* ....................      2,913,850
                                                                  ------------
                                                                    18,926,521
                                                                  ------------
                    Broadcasting (2.3%)
     39,000         Clear Channel Communications,
                      Inc.* ...................................      2,543,190
     52,000         Entercom Communications Corp.*.............      2,548,000
    108,000         Univision Communications, Inc.
                      (Class A)* ..............................      4,604,040
     44,000         USA Networks, Inc.* .......................        877,250
                                                                  ------------
                                                                    10,572,480
                                                                  ------------

                    Cable/Satellite TV (4.1%)
    104,000         Adelphia Communications Corp.
                      (Class A)* ..............................      4,498,000
      3,400         Cablevision Systems Corp.
                      (Class A)* ..............................        297,534
    245,500         Charter Communications, Inc.
                      (Class A) ...............................      5,554,437
    123,000         Comcast Corp. (Class A Special)*...........      5,265,937
     76,000         Cox Communications, Inc.
                      (Class A)* ..............................      3,530,960
                                                                  ------------
                                                                    19,146,868
                                                                  ------------
                    Computer Communications (3.7%)
     40,000         Brocade Communications
                      Systems, Inc.* ..........................      3,612,500
    246,000         Cisco Systems, Inc.* ......................      9,209,625
     15,400         Extreme Networks, Inc.* ...................        733,425
     34,300         Juniper Networks, Inc.* ...................      3,659,381
                                                                  ------------
                                                                    17,214,931
                                                                  ------------
                    Computer Peripherals (1.2%)
     15,000         EMC Corp.* ................................      1,139,850
     48,700         QLogic Corp.* .............................      4,285,600
                                                                  ------------
                                                                     5,425,450
                                                                  ------------
                    Computer Processing Hardware (0.9%)
2,480,000           Legend Holdings Ltd.
                    (Hong Kong) ...............................      2,257,610
   30,000           Palm, Inc.* ...............................        813,750
   37,000           Sun Microsystems, Inc.* ...................      1,130,812
                                                                  ------------
                                                                     4,202,172
                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


    NUMBER OF
      SHARES                                                    VALUE
-------------------------------------------------------------------------

                    Contract Drilling (1.0%)
      76,000        Nabors Industries, Inc.* .............   $  4,484,760
                                                             ------------
                    Data Processing Services (0.9%) ......
      12,000        Amdocs Ltd. (United Kingdom)* ........        939,720
      55,000        Automatic Data Processing, Inc. ......      3,292,300
                                                             ------------
                                                                4,232,020
                                                             ------------
                    Department Stores (1.3%)
      55,000        Federated Department Stores,
                      Inc.* ..............................      2,450,800
      17,000        Kohl's Corp.* ........................      1,207,000
      63,000        May Department Stores Co. ............      2,453,850
                                                             ------------
                                                                6,111,650
                                                             ------------
                    Discount Stores (2.1%)
    223,900         Kmart Corp.* .........................      1,959,125
     39,000         Target Corp. .........................      1,481,220
    112,000         Wal-Mart Stores, Inc. ................      6,361,600
                                                             ------------
                                                                9,801,945
                                                             ------------
                    Drugstore Chains (1.0%)
     80,000         CVS Corp. ............................      4,736,000
                                                             ------------
                    Electronic Production Equipment (5.1%)
     67,400         Advanced Energy Industries, Inc.*           2,068,337
     75,000         Applied Materials, Inc.* .............      3,773,438
     64,500         Brooks Automation, Inc.* .............      2,442,938
     98,800         Cymer, Inc.* .........................      3,396,250
     59,000         KLA-Tencor Corp.* ....................      2,706,625
     44,200         Novellus Systems, Inc.* ..............      2,138,175
    127,600         Photronics, Inc.* ....................      4,481,950
     83,000         PRI Automation, Inc.* ................      2,697,500
                                                             ------------
                                                               23,705,213
                                                             ------------
                    Finance/Rental/Leasing (0.6%)
     61,000         Countrywide Credit Industries,
                      Inc. ...............................      2,940,810
                                                             ------------
                    Financial Conglomerates (4.6%)
    192,000         Citigroup, Inc. ......................     10,746,240
     30,500         ING Groep NV (Netherlands) ...........      2,343,499
    156,800         J.P. Morgan Chase & Co. ..............      8,622,432
                                                             ------------
                                                               21,712,171
                                                             ------------



    NUMBER OF
      SHARES                                                     VALUE
-------------------------------------------------------------------------

                    Food Retail (0.4%)
     75,000         Kroger Co.* ..........................   $  1,841,250
                                                             ------------
                    Food: Major Diversified (2.3%)
      9,050         Groupe Danone ........................      1,201,826
     50,000         Heinz (H.J.) Co. .....................      2,189,500
    126,500         Unilever N.V. (Netherlands) ..........      7,154,840
                                                             ------------
                                                               10,546,166
                                                             ------------
                    Food: Specialty/Candy (1.1%)
     90,000         Hershey Foods Corp. ..................      5,355,000
                                                             ------------
                    Home Improvement Chains (0.3%)
     26,300         Home Depot, Inc. (The) ...............      1,267,660
                                                             ------------
                    Hotels/Resorts/Cruiselines (0.3%)
     30,000         Marriott International, Inc.
                      (Class A) ..........................      1,384,800
                                                             ------------
                    Household/Personal Care (2.2%)
    106,600         Avon Products, Inc. ..................      4,509,180
     39,000         Colgate-Palmolive Co. ................      2,343,120
     51,000         Kimberly-Clark Corp. .................      3,302,250
                                                             ------------
                                                               10,154,550
                                                             ------------
                    Information Technology Services (0.6%)
     64,400         PeopleSoft, Inc.* ....................      2,640,400
                                                             ------------
                    Internet Software/Services (1.8%)
     75,000         Art Technology Group, Inc.* ..........      2,850,000
     71,200         BEA Systems, Inc.* ...................      4,694,750
     13,300         Openwave Systems Inc. ................        921,025
                                                             ------------
                                                                8,465,775
                                                             ------------
                    Investment Banks/Brokers (4.8%)
     73,900         Goldman Sachs Group, Inc. (The).......      8,406,125
     57,000         Legg Mason, Inc. .....................      3,150,390
    113,000         Lehman Brothers Holdings, Inc. .......      9,297,640
     60,000         Schwab (Charles) Corp. ...............      1,584,600
                                                             ------------
                                                               22,438,755
                                                             ------------
                    Investment Managers (1.7%)
     87,500         Amvescap PLC (ADR)
                      (United Kingdom) ...................      4,033,750
     60,000         Stilwell Financial, Inc. .............      2,607,600
     52,000         W.P. Stewart & Co. Ltd. ..............      1,385,800
                                                             ------------
                                                                8,027,150
                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


    NUMBER OF
      SHARES                                                    VALUE
------------------------------------------------------------------------

                    Major Banks (3.3%)
     50,000         Bank of New York Co., Inc. ..........   $  2,736,500
    121,000         FleetBoston Financial Corp. .........      5,244,140
     36,000         PNC Financial Services Group,
                      Inc. ..............................      2,664,720
     91,000         Wells Fargo & Co. ...................      4,687,410
                                                            ------------
                                                              15,332,770
                                                            ------------
                    Media Conglomerates (2.1%)
    165,000         AOL Time Warner Inc. ................      8,672,400
     21,800         Viacom, Inc. (Class B)
                      (Non-Voting)* .....................      1,203,360
                                                            ------------
                                                               9,875,760
                                                            ------------
                    Medical Specialties (2.7%)
    117,800         ALZA Corp.* .........................      4,876,920
     61,800         Baxter International, Inc. ..........      5,430,984
     69,000         Biomet, Inc. ........................      2,324,438
                                                            ------------
                                                              12,632,342
                                                            ------------
                    Miscellaneous Commercial Services (0.7%)
     58,000         CheckFree Corp.* ....................      3,208,125
                                                            ------------
                    Multi-Line Insurance (1.0%)
     54,000         American International Group,
                      Inc. ..............................      4,591,080
                                                            ------------
                    Oilfield Services/Equipment (0.3%)
     44,000         UTI Energy Corp. ....................      1,451,560
                                                            ------------
                    Packaged Software (5.7%)
     34,200         Check Point Software
                      Technologies Ltd. (Israel)* .......      5,215,500
     30,000         Micromuse Inc.* .....................      2,424,375
     14,900         NetIQ Corp.* ........................      1,169,650
    169,700         Oracle Corp.* .......................      4,942,513
     31,000         Rational Software Corp.* ............      1,610,063
     53,000         SAP AG (ADR) (Germany) ..............      2,524,920
     60,000         Siebel Systems, Inc.* ...............      3,978,750
     54,000         Veritas Software Corp.* .............      5,123,250
                                                            ------------
                                                              26,989,021
                                                            ------------
                    Pharmaceuticals: Generic Drugs (1.1%)
     73,000         Barr Laboratories, Inc.* ............      5,339,950
                                                            ------------


    NUMBER OF
      SHARES                                                    VALUE
------------------------------------------------------------------------

                    Pharmaceuticals: Major (5.1%)
    167,700         Abbott Laboratories .................   $  7,523,022
    105,600         American Home Products Corp. ........      6,240,960
     50,000         AstraZeneca PLC (ADR)
                      (United Kingdom) ..................      2,220,500
     18,000         Aventis (ADR) (France) ..............      1,427,940
     27,000         Merck & Co., Inc. ...................      2,218,860
    105,000         Pfizer, Inc. ........................      4,740,750
                                                            ------------
                                                              24,372,032
                                                            ------------
                    Pharmaceuticals: Other (3.7%)
     55,000         Allergan, Inc. ......................      4,496,250
     67,055         Biovail Corp. (Canada)* .............      2,900,129
     38,000         Forest Laboratories, Inc.* ..........      2,544,480
    100,000         King Pharmaceuticals, Inc. ..........      4,531,000
     53,400         Teva Pharmaceutical Industries
                      Ltd. (ADR) (Israel) ...............      2,876,925
                                                            ------------
                                                              17,348,784
                                                            ------------
                    Property - Casualty Insurers (1.2%)
    149,000         Allstate Corp. (The) ................      5,793,120
                                                            ------------
                    Regional Banks (0.7%)
     58,000         Fifth Third Bancorp .................      3,436,500
                                                            ------------
                    Restaurants (0.5%)
     22,500         Brinker International, Inc.* ........        584,100
     26,000         Darden Restaurants, Inc. ............        561,860
     30,000         Starbucks Corp.* ....................      1,498,125
                                                            ------------
                                                               2,644,085
                                                            ------------
                    Semiconductors (0.6%)
     70,000         Intel Corp. .........................      2,590,000
                                                            ------------
                    Specialty Stores (0.8%)
    135,000         Toys `R' Us, Inc.* ..................      3,564,000
                                                            ------------
                    Telecommunication Equipment (5.0%)
     15,000         Alcatel (ADR) (France) ..............        877,500
     23,000         CIENA Corp.* ........................      2,071,438
     42,800         Comverse Technology, Inc.* ..........      4,849,775
    118,498         Ericsson (L.M.)
                      Telefonaktiebolaqet (ADR)
                      (Sweden) ..........................      1,407,164
    220,000         Motorola, Inc. ......................      5,018,200
     14,000         New Focus, Inc.* ....................        842,625
     54,000         Nortel Networks Corp. (Canada) ......      2,064,420

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


  NUMBER OF
   SHARES                                                VALUE
-----------------------------------------------------------------

   97,000      Scientific-Atlanta, Inc. ...........   $ 5,820,000
   40,100      Tekelec* ...........................     1,122,800
                                                      -----------
                                                       24,073,922
                                                      -----------
               Trucking (0.7%)
  102,600      CNF Inc. ...........................     3,521,232
                                                      -----------
               Wireless Communications (0.4%)
   66,000      Sprint Corp. (PCS Group)* ..........     2,013,000
                                                      -----------
               TOTAL COMMON STOCKS
               (Cost $419,470,594) ................   441,186,634
                                                      -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (a) (2.7%)
              U.S. GOVERNMENT AGENCY
$ 12,800      Student Loan Marketing Assoc.
                5.58% due 02/01/01
                (Cost $12,800,000) ................    12,800,000
                                                     ------------
TOTAL INVESTMENTS
(Cost $432,270,594) (b)..............       97.0%     453,986,634
OTHER ASSETS IN EXCESS OF

LIABILITIES .........................        3.0       14,062,296
                                           -----     ------------
NET ASSETS ..........................      100.0%    $468,048,930
                                           =====     ============

--------------------------------

ADR  American Depository Receipt.
*    Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,842,796 and the aggregate gross unrealized depreciation is $15,126,756, resulting in net unrealized appreciation of $21,716,040.



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (unaudited)


ASSETS:
Investments in securities, at value
   (cost $432,270,594) ........................... $453,986,634
Cash .............................................       67,299

Receivable for:
     Investments sold ............................   19,851,923
     Dividends ...................................      449,038
     Shares of beneficial interest sold ..........      296,088
     Foreign withholding taxes reclaimed .........       22,904
Deferred offering costs ..........................       10,628
Prepaid expenses and other assets ................      105,088
                                                   ------------
    TOTAL ASSETS .................................  474,789,602
                                                   ------------
LIABILITIES:
Payable for:
     Investments purchased .......................    5,361,314
     Shares of beneficial interest
        repurchased ..............................      577,172
     Plan of distribution fee ....................      394,784
     Investment management fee ...................      317,847
Accrued expenses and other payables ..............       89,555
                                                   ------------
    TOTAL LIABILITIES ............................    6,740,672
                                                   ------------
    NET ASSETS ................................... $468,048,930
                                                   ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................. $631,515,579
Net unrealized appreciation ......................   21,715,282
Accumulated net investment loss ..................   (1,227,711)
Accumulated net realized loss .................... (183,954,220)

                                                   ------------
    NET ASSETS ................................... $468,048,930
                                                   ============

CLASS A SHARES:
Net Assets .......................................  $33,001,153
Shares Outstanding (unlimited authorized,
   $.01 par value) ...............................    4,338,578
    NET ASSET VALUE PER SHARE ....................        $7.61
                                                          =====
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
        value) ...................................        $8.03
                                                          =====

CLASS B SHARES:

Net Assets ....................................... $377,005,567
Shares Outstanding (unlimited authorized,
   $.01 par value) ...............................   49,911,066
    NET ASSET VALUE PER SHARE ....................        $7.55
                                                          =====

CLASS C SHARES:
Net Assets .......................................  $50,874,742
Shares Outstanding (unlimited authorized,
   $.01 par value) ...............................    6,735,310
    NET ASSET VALUE PER SHARE ....................        $7.55
                                                          =====

CLASS D SHARES:
Net Assets .......................................   $7,167,468
Shares Outstanding (unlimited authorized,
   $.01 par value) ...............................      940,552
    NET ASSET VALUE PER SHARE ....................        $7.62
                                                          =====

STATEMENT OF OPERATIONS

For the six months ended January 31, 2001 (unaudited)

NET INVESTMENT LOSS:

INCOME
Interest .......................................... $  2,383,275
Dividends (net of $8,331 foreign withholding
   tax) ...........................................    1,823,096
                                                    ------------
    TOTAL INCOME ..................................    4,206,371
                                                    ------------

EXPENSES
Plan of distribution fee (Class A shares) .........       60,489
Plan of distribution fee (Class B shares) .........    2,247,247
Plan of distribution fee (Class C shares) .........      310,676
Investment management fee .........................    2,108,946
Transfer agent fees and expenses ..................      480,005
Offering costs ....................................       81,486
Custodian fees ....................................       48,601
Registration fees .................................       40,377
Professional fees .................................       20,851
Shareholder reports and notices ...................       20,359
Trustees' fees and expenses .......................        5,175
Other .............................................        9,564
                                                    ------------
    TOTAL EXPENSES ................................    5,433,776
                                                    ------------
    NET INVESTMENT LOSS ...........................   (1,227,405)
                                                    ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
     Investments ..................................  (37,245,783)
     Foreign exchange transactions ................      (19,194)
                                                    ------------
    NET LOSS ......................................  (37,264,977)
                                                    ------------

Net change in unrealized appreciation/depreciation on:
     Investments ..................................  (12,750,380)
     Translation of forward foreign currency
        contracts, other assets and liabilities
        denominated in foreign currencies .........         (758)
                                                    ------------
    NET DEPRECIATION ..............................  (12,751,138)
                                                    ------------
    NET LOSS ......................................  (50,016,115)
                                                    ------------
NET DECREASE ...................................... $(51,243,520)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                             FOR THE PERIOD
                                                           FOR THE SIX     FEBRUARY 25, 2000*
                                                          MONTHS ENDED          THROUGH
                                                        JANUARY 31, 2001     JULY 31, 2000
---------------------------------------------------------------------------------------------
                                                          (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $ (1,227,405)      $ (1,552,158)
Net realized loss ....................................      (37,264,977)      (146,689,549)
Net change in unrealized appreciation ................      (12,751,138)        34,466,420
                                                           ------------       ------------
   NET DECREASE ......................................      (51,243,520)      (113,775,287)
Net increase (decrease) from transactions in shares of
  beneficial interest ................................      (63,787,696)       696,755,433
                                                           ------------       ------------
   NET INCREASE (DECREASE) ...........................     (115,031,216)       582,980,146
NET ASSETS:
Beginning of period ..................................      583,080,146            100,000
                                                           ------------       ------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $1,227,711 and $306, respectively) ................     $468,048,930       $583,080,146
                                                           ============       ============

---------------------
*    Commencement of operations.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter 21st Century Trend Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of companies which are expected to benefit from the development of a modern worldwide economy. The Fund was organized as a Massachusetts business trust on September 29, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 25, 2000.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. OFFERING COSTS - The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $162,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $28,604,677 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,438, $963,874 and $67,845, respectively and received $23,980 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 aggregated $950,716,728, and $982,006,056, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, of $22,512 for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $121,622 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2001, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued



6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                               FOR THE PERIOD

                                              FOR THE SIX                   FEBRUARY 25, 2000*
                                              MONTHS ENDED                       THROUGH
                                            JANUARY 31, 2001                  JULY 31, 2000
                                    -------------------------------- --------------------------------
                                              (unaudited)
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                    --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ..............................       514,814    $   4,316,655        7,743,006    $  77,392,951
Redeemed ..........................    (2,808,835)     (23,117,948)      (1,112,907)      (9,914,497)
                                       ----------    -------------       ----------    -------------
Net increase (decrease) - Class A .    (2,294,021)     (18,801,293)       6,630,099       67,478,454
                                       ----------    -------------       ----------    -------------

CLASS B SHARES
Sold ..............................     3,798,842       31,927,024       58,761,538      579,766,669
Redeemed ..........................    (9,067,406)     (74,016,377)      (3,584,408)     (30,883,818)
                                       ----------    -------------       ----------    -------------
Net increase (decrease) - Class B .    (5,268,564)     (42,089,353)      55,177,130      548,882,851
                                       ----------    -------------       ----------    -------------

CLASS C SHARES
Sold ..............................       387,762        3,250,901        8,829,570       87,600,592
Redeemed ..........................    (1,611,748)     (13,391,261)        (872,774)      (7,699,317)
                                       ----------    -------------       ----------    -------------
Net increase (decrease) - Class C .    (1,223,986)     (10,140,360)       7,956,796       79,901,275
                                       ----------    -------------       ----------    -------------

CLASS D SHARES
Sold ..............................     1,106,657        8,952,025           53,575          541,697
Redeemed ..........................      (215,934)      (1,708,715)          (6,246)         (48,844)
                                       ----------    -------------       ----------    -------------
Net increase - Class D ............       890,723        7,243,310           47,329          492,853
                                       ----------    -------------       ----------    -------------
Net increase (decrease) in Fund ...    (7,895,848)   $ (63,787,696)      69,811,354    $ 696,755,433
                                       ==========    =============       ==========    =============

-----------------
*    Commencement of operations.


7. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $132,654,000 and $8,000, respectively, during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 25, 2000*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2001       JULY 31, 2000
--------------------------------------------------------------------------------------------
                                                     (unaudited)


CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $ 8.38                 $10.00
                                                         ------                 ------
Income (loss) from investment operations:
 Net investment income ..........................          0.01                      -
 Net realized and unrealized loss ...............         (0.78)                 (1.62)
                                                         ------                 ------
Total loss from investment operations ...........         (0.77)                 (1.62)
                                                         ------                 ------
Net asset value, end of period ..................        $ 7.61                 $ 8.38
                                                         ======                 ======

TOTAL RETURN+(1) ................................         (9.19)%               (16.20)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ........................................          1.25 %                 1.29 %
Net investment income ...........................          0.25 %                 0.06 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $33,001                $55,552
Portfolio turnover rate (1) .....................           195 %                  195 %

-------------
 *   Commencement of operations.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 25, 2000*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2001       JULY 31, 2000
--------------------------------------------------------------------------------------------
                                                     (unaudited)

CLASS B SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $ 8.35                   $10.00
                                                         ------                   ------
Loss from investment operations:
 Net investment loss ............................         (0.02)                   (0.03)
 Net realized and unrealized loss ...............         (0.78)                   (1.62)
                                                         ------                   ------
Total loss from investment operations ...........        (0.80)                    (1.65)
                                                         ------                   ------
Net asset value, end of period ..................        $ 7.55                   $ 8.35
                                                         ======                   ======

TOTAL RETURN +(1) ...............................         (9.58)%                 (16.50)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ........................................          2.00 %                   2.04 %(3)
Net investment loss .............................         (0.50)%                  (0.69)%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........      $377,006                 $460,663
Portfolio turnover rate (1) .....................           195 %                    195 %


--------------
 *   Commencement of operations.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 25, 2000*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2001       JULY 31, 2000
--------------------------------------------------------------------------------------------
                                                     (unaudited)

CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $ 8.35                 $10.00
                                                         ------                 ------
Loss from investment operations:
 Net investment loss ............................         (0.02)                 (0.03)
 Net realized and unrealized loss ...............         (0.78)                 (1.62)
                                                         ------                 ------
Total loss from investment operations ...........         (0.80)                 (1.65)
                                                         ------                 ------
Net asset value, end of period ..................        $ 7.55                 $ 8.35
                                                         ======                 ======

TOTAL RETURN +(1) ...............................         (9.58)%               (16.50)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ........................................          2.00 %                 2.04 %
Net investment loss .............................         (0.50)%                (0.69)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $50,875                $66,448
Portfolio turnover rate (1) .....................           195 %                  195 %


--------------
 *   Commencement of operations.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 25, 2000*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2001       JULY 31, 2000
---------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $ 8.38             $10.00
                                                            ------             ------

Income (loss) from investment operations:
 Net investment income ..........................             0.03               0.01
 Net realized and unrealized loss ...............            (0.79)             (1.63)
                                                            ------             ------
Total loss from investment operations ...........            (0.76)             (1.62)
                                                            ------             ------
Net asset value, end of period ..................           $ 7.62             $ 8.38
                                                            ======             ======

TOTAL RETURN +(1) ...............................            (9.07)%           (16.20)%

RATIOS TO AVERAGE NET ASSETS (2)(3):
Expenses ........................................             1.00 %             1.04 %
Net investment income ...........................             0.50 %             0.31 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........           $7,167               $418
Portfolio turnover rate (1) .....................              195 %              195 %

--------------
 *   Commencement of operations.
 # The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
21ST CENTURY
TREND FUND





[GRAPHIC OMITTED]


SEMIANNUAL REPORT
January 31, 2001